Shareholders' Equity	12 Months Ended
Apr. 30, 2011
Shareholders' Equity
Shareholders' Equity
17.	Shareholders' Equity

On November 17, 2009, the Board of Directors of the Company declared a dividend, payable to stockholders of record on November 27, 2009 of one right (a Right) per each share of outstanding Common Stock of the Company, par value $0.001 per share (Common Stock), to purchase 1/1000th of a share of Series I Preferred Stock, par value $0.001 per share, of the Company (the Preferred Stock), at a price of $100.00 per share (such amount, as may be adjusted from time to time as provided in the Rights Agreement described below, the Purchase Price). In connection therewith, on November 17, 2009, the Company entered into a Rights Agreement, dated November 17, 2009 (as amended February 17, 2010, June 23, 2010 and October 29, 2010, and as may be further amended from time to time, the Rights Agreement) with Mellon Investor Services LLC, as Rights Agent. The Rights will be exercisable upon the earlier of (i) such date the Company learns that a person or group, without Board approval, acquires or obtains the right to acquire beneficial ownership of 20% or more of the Company's outstanding common stock or a person or group that already beneficially owns 20% or more of the Company's outstanding common stock at the time the Rights Agreement was entered into, without Board approval, acquires any additional shares (other than pursuant to the Company's compensation or benefit plans) (any person or group specified in this sentence, an Acquiring Person) and (ii) such date a person or group announces an intention to commence or following the commencement of (as designated by the Board) a tender or exchange offer which could result in the beneficial ownership of 20% or more of the Company's outstanding common stock. The Rights will expire on November 17, 2012, unless earlier redeemed or canceled by the Company. If a person or group becomes an Acquiring Person, each Rights holder (other than the Acquiring Person) will be entitled to receive, upon exercise of the Right and payment of the Purchase Price, that number of 1/1000ths of a share of Preferred Stock equal to the number of shares of Common Stock which at the time of the applicable triggering transaction would have a market value of twice the Purchase Price. In the event the Company is acquired in a merger or other business combination by an Acquiring Person, or 50% or more of the Company's assets are sold to an Acquiring Person, each Right will entitle its holder (other than an Acquiring Person) to purchase common shares in the surviving entity at 50% of the market price. In connection with the 2010 Annual Meeting of Stockholders, held on September 28, 2010, Yucaipa American Alliance Fund II, L.P. and Yucaipa American Alliance (Parallel) Fund II, L.P. submitted a non-binding proposal requesting the Board of Directors amend the Rights Agreement to increase the beneficial ownership threshold in the Rights Agreement from 20% to 30%. A majority of the votes cast by stockholders at the 2010 Annual Meeting of Stockholders were against this non-binding proposal. On October 28, 2010 the Board of Directors of the Company gave notice of a Special Meeting of Stockholders on November 17, 2010 to seek stockholder ratification of the Rights Agreement. At the November 17, 2010 Special Meeting, the holders of a majority of the outstanding Common Stock entitled to vote at that Special Meeting voted to ratify the Board's adoption of the Rights Agreement. See Note 20 for a description of certain legal proceedings with respect to the Rights Agreement.

On May 15, 2007, the Company's Board of Directors authorized a stock repurchase program for the purchase of up to $400,000 of the Company's common stock. The maximum dollar value of common stock that may yet be purchased under the current program is approximately $2,471 as of April 30, 2011. Stock repurchases under this program may be made through open market and privately negotiated transactions from time to time and in such amounts as management deems appropriate. As of April 30, 2011, the Company has repurchased 33,409,761 shares at a cost of approximately $1,054,192 under its stock repurchase programs. The repurchased shares are held in treasury.